The interactive data file included as an exhibit to this filing relates to the supplement to the prospectus for Variable Portfolio – Pyrford International Equity Fund filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on February 12, 2016 (Accession No. 0001193125-16-461609), which is incorporated herein by reference.